Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2026
Prospectus

Effective September 1, 2026, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jordan Michaels (Co-Portfolio Manager) has managed the fund since 2022.
It is expected that Mr. Michaels will transition off of the fund effective on or about November 30, 2026. At that time, Mr. Shuleva will assume sole portfolio manager responsibilities for the fund.
Ben Shuleva (Co-Portfolio Manager) has managed the fund since 2026.
Effective September 1, 2026, the following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Jordan Michaels is Co-Portfolio Manager of Consumer Discretionary Portfolio, which he has managed since 2022. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Michaels has worked as a research associate, research analyst, and portfolio manager.
It is expected that Mr. Michaels will transition off of the fund effective on or about November 30, 2026. At that time, Mr. Shuleva will assume sole portfolio manager responsibilities for the fund.
Ben Shuleva is Co-Portfolio Manager of Consumer Discretionary Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.
ACPR-PSTK-0826-100 1.9923513.100	August 27, 2026
Supplement to the
Fidelity® Select Portfolios®
Consumer Staples Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2026
Prospectus

Effective September 1, 2026, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Ben Shuleva (Co-Portfolio Manager) has managed the fund since 2020.
Landon Finter (Co-Portfolio Manager) has managed the fund since 2026.
Effective September 1, 2026, the following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Landon Finter is Co-Portfolio Manager of Consumer Staples Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Finter has worked as a research analyst and portfolio manager.
Ben Shuleva is Co-Portfolio Manager of Consumer Staples Portfolio, which he has managed since 2020. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.
ACSF-PSTK-0826-137 1.847521.137	August 27, 2026
Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Sector
April 29, 2026
Prospectus

Effective September 1, 2026, the following information replaces similar information for Consumer Discretionary Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jordan Michaels (Co-Portfolio Manager) has managed the fund since 2022.
It is expected that Mr. Michaels will transition off of the fund effective on or about November 30, 2026. At that time, Mr. Shuleva will assume sole portfolio manager responsibilities for the fund.
Ben Shuleva (Co-Portfolio Manager) has managed the fund since 2026.
Effective September 1, 2026, the following information replaces the biographical information for Consumer Discretionary Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Jordan Michaels is Portfolio Manager of Construction and Housing Portfolio and Co-Portfolio Manager of Consumer Discretionary Portfolio, which he has managed since 2021 and 2022, respectively. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Michaels has worked as a research associate, research analyst, and portfolio manager.
It is expected that Mr. Michaels will transition off of Consumer Discretionary Portfolio effective on or about November 30, 2026. At that time, Mr. Shuleva will assume sole portfolio manager responsibilities for the fund.
Ben Shuleva is Co-Portfolio Manager of Consumer Discretionary Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.
SELCON-PSTK-0826-138 1.913699.138	August 27, 2026
Supplement to the
Fidelity® Select Portfolios®
Consumer Staples Portfolio
April 29, 2026
Prospectus

Effective September 1, 2026, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Ben Shuleva (Co-Portfolio Manager) has managed the fund since 2020.
Landon Finter (Co-Portfolio Manager) has managed the fund since 2026.
Effective September 1, 2026, the following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Landon Finter is Co-Portfolio Manager of Consumer Staples Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Finter has worked as a research analyst and portfolio manager.
Ben Shuleva is Co-Portfolio Manager of Consumer Staples Portfolio, which he has managed since 2020. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.
SELCS-PSTK-0826-117 1.918665.117	August 27, 2026
Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2026
Prospectus

Nadim Rabaia no longer serves as Co-Portfolio Manager of Brokerage and Investment Management Portfolio.
The following information supplements information for Brokerage and Investment Management Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Will Hilkert (Co-Portfolio Manager) has managed the fund since 2026.
The following information supplements the biographical information for Brokerage and Investment Management Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
William Hilkert is Co-Portfolio Manager of Brokerage and Investment Management Portfolio, which he has managed since 2026. Since joining Fidelity Investments in 2017, Mr. Hilkert has worked as a research analyst, research associate, and portfolio manager.
SELFIN-PSTK-0826-142 1.916419.142	August 27, 2026
Supplement to the
Fidelity® Select Portfolios®
Information Technology Sector
April 29, 2026
Prospectus

The following information replaces similar information for Semiconductors Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Aidan Brandt (Co-Portfolio Manager) has managed the fund since 2026.
Sonu Kalra (Co-Portfolio Manager) has managed the fund since 2026.
The following information replaces similar information for Tech Hardware Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Aidan Brandt (Co-Portfolio Manager) has managed the fund since 2024.
Preston Hedrick (Co-Portfolio Manager) has managed the fund since 2026.
The following information replaces the biographical information for Semiconductors Portfolio and Tech Hardware Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Aidan Brandt is Co-Portfolio Manager of Semiconductors Portfolio and Tech Hardware Portfolio, which he has managed since 2026 and 2024, respectively. He also manages other funds. Since joining Fidelity Investments in 2019, Mr. Brandt has worked as a research analyst and portfolio manager.
Sonu Kalra is Co-Portfolio Manager of Semiconductors Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Kalra has worked as a research analyst and portfolio manager.
Preston Hedrick is Co-Portfolio Manager of Tech Hardware Portfolio, which he has managed since 2026. Since joining Fidelity Investments in 2023, Mr. Hedrick has worked as a research analyst and portfolio manager. Prior to joining the firm, Mr. Hedrick worked as a software private equity investor at Marlin Equity Partners and as an investment banker at Lazard.
SELTEC-PSTK-0826-142 1.918659.142	August 27, 2026